Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-1

4.09% Exchange Note

Class A-1 0.67000% Asset Backed Notes

Class A-2A 1.30% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.64% Asset Backed Notes

Class A-4 1.79% Asset Backed Notes

Class B 2.59% Asset Backed Notes

Class C 3.24% Asset Backed Notes

Class D 4.08% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/18
End of Period:	10/31/18
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	11/16/18
Distribution Date:	11/20/18
Transaction Month:	33

2016-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,222	01/05/2016	02/25/2016	$1,086,121,647

Total	44,222			$1,086,121,647

RECONCILIATION OF 2016-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$227,451,556

{2} Reduction in Agg. Securitization Value due to payments				{2}	3,106,538
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	567,149
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	33,378,903
{5} Other adjustments				{5}	0
{6} Seller’s Exercise of 10% Option				{6}	190,398,966
{7} Total change in Agg. Securitization Value					{7}	227,451,556

{8} End of period Aggregate Securitization Value					{8}	$0

{9} Pool Factor					{9}	0.000000%

RECONCILIATION OF 2016-1 EXCHANGE NOTE
{10} Original Exchange Note Balance					{10}	$1,063,000,000

{11} Beginning of period Exchange Note Balance					{11}	$204,329,909

{12} Exchange Note Principal Payment Amount					{12}	43,383,095

{13} With Optional Purchase, the Exchange Note shall be discharged and released					{13}	160,946,814

{14} End of period Exchange Note Balance					{14}	$0

{15} Note Pool Factor					{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{16} Original Note Balance	{16}	$125,000,000	$130,000,000	$220,000,000	$336,000,000	$80,700,000

{17} Beginning of period Note Balance	{17}	$0	$0	$0	$0	$443,479

{18} Noteholders’ Principal Distributable Amount	{18}	0	0	0	0	443,479
{19} Noteholders’ Accelerated Principal Amount	{19}	0	0	0	0	0
{20} Aggregate Principal Parity Amount	{20}	0	0	0	0	0
{21} Matured Principal Shortfall	{21}	0	0	0	0	0

{22} End of period Note Balance	{22}	$0	$0	$0	$0	$0

{23} Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

		Class B	Class C	Class D		TOTAL
{24} Original Note Balance	{24}	$41,820,000	$38,560,000	$29,870,000		$1,001,950,000

{25} Beginning of period Note Balance	{25}	$41,820,000	$38,560,000	$29,870,000		$110,693,479

{26} Noteholders’ Principal Distributable Amount	{26}	41,820,000	38,560,000	29,870,000		110,693,479
{27} Noteholders’ Accelerated Principal Amount	{27}	0	0	0		0
{28} Aggregate Principal Parity Amount	{28}	0	0	0		0
{29} Matured Principal Shortfall	{29}	0	0	0		0

{30} End of period Note Balance	{30}	$0	$0	$0		$0

{31} Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%		0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{32} Beginning of period Designated Pool Balance	{32}	N/A

{33} Ending Designated Pool Balance	{33}	0
{34} Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35} Sum of {33} + {34}	{35}	0

{36} Exchange Note Principal Payment Amount {32} - {35}	{36}	N/A

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}	$204,329,909	$0	4.09%	30	30/360	$696,425

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{38} 2016-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$3,484,703
{39} Net Liquidation Proceeds collected during period	{39}	40,784,360
{40} Investment Earnings	{40}	73,544
{41} Investment Earnings - transferred to Indenture Note Collection Account	{41}	(73,544)
{42} Deposit from Servicer	{42}	0

{43} Total Additions:	{43}	44,269,063

Distributions:
{44} To the Servicer, Designated Pool Servicing Fee	{44}	189,543
{45} To the 2016-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	696,425
{46} To the 2016-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	43,383,095
{47} To the 2016-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{48}	0

{49} Total Distributions:	{49}	$44,269,063

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{50} Beginning Agg. Securitization Value	{50}	N/A
{51} Ending Agg. Securitization Value	{51}	0
{52} Total change in Agg. Securitization Value {50} - {51}	{52}	N/A

{53} Indenture Section 5.4 collections following acceleration of the Notes	{53}	0

{54} Principal Distributable Amount {52} + {53}	{54}	N/A

{55} Noteholders’ Principal Carryover Amount	{55}	0

{56} Noteholders’ Principal Distributable Amount {54} + {55}	{56}	N/A

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	0.67000%	29	Actual/360	$0
{58}	Class A-2A	$0	0	1.30%	30	30/360	0
{59}	Class A-2B	$0	0	2.87963%	29	Actual/360	0
{60}	Class A-3	$0	0	1.64%	30	30/360	0
{61}	Class A-4	$443,479	0	1.79%	30	30/360	662
{62}	Class B	$41,820,000	0	2.59%	30	30/360	90,262
{63}	Class C	$38,560,000	0	3.24%	30	30/360	104,112
{64}	Class D	$29,870,000	0	4.08%	30	30/360	101,558

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{65} 2016-1 Exchange Note Collections	{65}	$44,079,520
{66} Investment Earnings	{66}	0
{67} Investment Earnings - transferred from Exchange Note Collection Account	{67}	73,544
{68} Investment Earnings - and amounts released from Reserve Account	{68}	9,379
{69} Optional Purchase Price	{69}	110,990,073
{70} Indenture Section 5.4 disposition of Collateral	{70}	0
{71} Reserve Account Withdrawal Amount	{71}	5,430,608

{72} Total Available Funds:	{72}	160,583,124

Distributions:
{73} To the Successor Servicer, unpaid transition expenses, pro rata	{73}	0
{74} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	417
{75} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	208
{76} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{76}	0
{77} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{80}	0
{81} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{81}	662
{82} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class B Noteholders’ Interest Distributable Amount	{83}	90,262
{84} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class C Noteholders’ Interest Distributable Amount	{85}	104,112
{86} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Class D Noteholders’ Interest Distributable Amount	{87}	101,558
{88} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{88}	0
{89} Noteholders’ Principal Distributable Amount	{89}	110,693,479
{90} To the Reserve Account, the Reserve Amount Required Amount	{90}	0
{91} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{91}	0
{92} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{95}	0
{96} To the Issuer Trust Certificateholders, the aggregate amount remaining	{96}	49,592,426

{97} Total Distributions:	{97}	$160,583,124

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{98}	Class A	$443,479	$0	$443,479	$		160,581,837	$443,479
{99}	Class B	42,263,479	0	42,263,479			160,491,575	42,263,479
{100}	Class C	80,823,479	0	80,823,479			160,387,463	80,823,479
{101}	Class D	110,693,479	0	110,693,479			160,285,905	110,693,479

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{102} Excess Total Available Funds							{102}	$49,592,426

	{103} Beginning Note Balance					{103}	110,693,479
	{104} Principal payments through Indenture Section 8.3 (i) through (xvii)					{104}	110,693,479
	{105} Pro-Forma Note Balance						{105}	0

	{106} Ending Aggregate Securitization Value					{106}	0
	{107} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,758,077)					{107}	N/A
	{108} Required Pro Forma Note Balance {106} - {107}						{108}	N/A

	{109} Excess of Pro Forma Balance minus Required Pro Forma Balance {105} - {108}							{109}	N/A

	{110} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{110}	N/A

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{111} Ending Aggregate Securitization Value							{111}	$0
	{112} End of Period Note Balance							{112}	0
	{113} Overcollateralization							{113}	0
	{114} Overcollateralization %								{114}	0.00%

	Asset Backed Notes:
	{115} Ending Aggregate Securitization Value							{115}	0
	{116} End of Period Note Balance							{116}	0
	{117} Overcollateralization							{117}	0
	{118} Overcollateralization %								{118}	0.00%

	RECONCILIATION OF 2016-1 CASH RESERVE ACCOUNT
	{119} Specified Reserve Balance								{119}	$5,430,608

	{120} Beginning of Period Reserve Account balance								{120}	$5,430,608
	{121} Investment Earnings							{121}	9,379
	{122} From the Indenture Collection Account, the Reserve Account Required Amount							{122}	0
	{123} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{123}	{5,439,987}
	{124} Total Reserve balance available:								{124}	0

	{125} Specified Reserve Balance								{125}	5,430,608

	{126} Release Excess Cash to Indenture Collection Available Funds								{126}	0

	{127} End of period Reserve Account balance								{127}	$0

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{128} Receivables with Scheduled Payment delinquent 61 days or more							{128}	$1,599,265	0.84%
	{129} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)							{129}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{130} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{130}	Yes
	{131} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{131}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting- Treasury
Date:	November 15, 2018

GM Financial

GMALT 2016-1

Supplemental Monthly Data

October 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$227,451,556	$214,824,131
Change	(227,451,556)	(214,824,131)
End of Period	$0	$0
Residual Value as % of Agg. Securitization Value		0.00%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	10,206	184,941,019	97.13%
31 - 60 days	217	3,858,691	2.03%
61 - 90 days	61	990,073	0.52%
91 - 120 days	32	609,183	0.32%
Total	10,516	190,398,966	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	315	6,449,063	5,803	142,003,371
Standard terminations	242	4,871,542	1,616	30,869,255
Total retained by lessee	557	11,320,605	7,419	172,872,626
Returned Vehicles
Early terminations	906	14,967,195	15,945	262,364,675
Standard terminations	442	7,091,102	8,533	139,525,541
Total returned to dealer	1,348	22,058,297	24,478	401,890,216
Charged off leases / Repossessed vehicles	31	567,149	1,800	35,736,638
Repurchases	0	0	8	252,765
Other	0	0	0	0
Total terminations	1,936	33,946,051	33,705	610,752,245

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	567,149	35,736,638
less: Sales proceeds	523,447	31,041,112
less: Excess wear and excess mileage received	4,623	5,149
less: Other amounts received	76,053	2,981,888
Net Credit (Gain) Loss	(36,974)	1,708,489

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	21,809,393	397,650,604
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	25,697,957	449,393,410
less: Excess wear and excess mileage received	83,020	820,856
less: Other recovery amounts	259,350	4,413,804
Residual (Gain) Loss	(4,230,934)	(56,977,466)

	Current Period	Prev. Month
Prepay Speed	2.5206%	0.0774%

Return Rate based on Scheduled to Terminate(2)	51.5094%	40.0783%

Return Rate based on Terminated Leases(3)	69.6281%	65.9369%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.